RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions

	December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000

Interest income from a related party	41	56	88
Loan to directors	11	–	–
Loans assumed by a director	1,123	671	–
Payment on behalf of directors	234	–	–
Directors’ remuneration	223	113	150
Directors’ fees of the subsidiary	155	135	125
Directors’ fees of the Company	–	–	9
Related party remuneration	–	111	138
Rental expense paid to a related party	40	39	40
Interest paid to a related party	–	–	75
Loan from a related party	–	–	1,096